Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,306,000
Previously Paid Amount	0.00
Total Fee Amount	1,118.55
Total Offset Amount	0.00
Net Fee	1,118.55
Narrative - Max Aggregate Offering Price	$ 7,306,000
Final Prospectus	true